Accrued liabilities and provisions (Details) - COP ($) $ in Millions		12 Months Ended
		Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2017	Dec. 31, 2016
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period		$ 5,917,870	$ 6,077,347
Increase in abandonment costs		39,634	404,797
Additions (recoveries)		197,934	(714,393)
Uses		(93,824)	(104,263)
Financial cost		379,524	317,275
Foreign currency translation		(300)	(17,817)
Transfers	[1]	96,611	(45,076)
Balance End Period		6,537,449	5,917,870
Current				$ 558,828	$ 821,954
Non-current				5,978,621	5,095,916
Total		5,917,870	5,917,870	6,537,449	5,917,870
Asset retirement obligation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period		5,064,660	4,452,369
Increase in abandonment costs		39,634	404,797
Additions (recoveries)		110,587	18,285
Uses		(66,469)	(68,460)
Financial cost		379,891	317,448
Foreign currency translation		(979)	(14,703)
Transfers	[1]	0	(45,076)
Balance End Period		5,527,324	5,064,660
Current				199,824	330,057
Non-current				5,327,500	4,734,603
Total		5,064,660	5,064,660	5,527,324	5,064,660
Litigation [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period		209,932	99,798
Increase in abandonment costs		0	0
Additions (recoveries)		(19,185)	44,120
Uses		(7,742)	(4,585)
Financial cost		0	0
Foreign currency translation		(39)	(355)
Transfers	[1]	0	70,954
Balance End Period		182,966	209,932
Current				159,881	146,767
Non-current				23,085	63,165
Total		209,932	209,932	182,966	209,932
Environmental contingencies and others [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period		643,278	822,694
Increase in abandonment costs		0	0
Additions (recoveries)		106,532	(74,312)
Uses		(19,613)	(31,218)
Financial cost		(367)	(173)
Foreign currency translation		718	(2,759)
Transfers	[1]	96,611	(70,954)
Balance End Period		827,159	643,278
Current				199,123	345,130
Non-current				628,036	298,148
Total		643,278	643,278	$ 827,159	643,278
Comuneros provision [Member]
Disclosure of accrued liabilities and provisions [Line Items]
Balance Beginning period		0	702,486
Increase in abandonment costs			0
Additions (recoveries)			(702,486)
Uses			0
Financial cost			0
Foreign currency translation			0
Transfers	[1]		0
Balance End Period			0
Current					0
Non-current					0
Total		$ 0	$ 702,486		$ 0

[1]	Mainly includes transfers to liabilities associated with assets held for sale.